Stradley Ronon Stevens & Young LLP

191 N. Wacker Drive, Suite 1601

Chicago, Illinois 60606

July 27, 2017

Mark R. Greer

(312) 964-3505

mgreer@stradley.com

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Hewitt Series Trust

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

Ladies and Gentlemen:

On behalf of the Hewitt Series Trust, we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated April 30, 2017, relating to the Hewitt Money Market Fund (the “Fund”), as supplemented June 28, 2017, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the Fund.

Very truly yours,

/s/ Mark Greer
Mark Greer